Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Focused International Equity Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Focused International Equity Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IA1	$92	0.78%
[1],[2]
Expenses Paid, Amount	$ 92	[1]
Expense Ratio, Percent	0.78%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Focused International Equity Fund returned 36.75%. The Fund compares its performance to the  MSCI ACWI ex USA Index-NR and the Putnam VT Focused International Equity Linked Benchmark†, which both returned 32.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in SK Square, an investment holding company with SK Hynix as its largest holding
↑	Overweight position in AIB Group, a financial services company
↑	Out-of-benchmark position in Alphabet, a technology conglomerate

Top detractors from performance:
↓	Overweight position in Constellation Software, a provider of software and services
↓	Out-of-benchmark position in Liberty Global, a telecommunications company
↓	Overweight position in Universal Music Group, a music-based entertainment company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	36.75	9.41	9.66
MSCI ACWI ex USA Index-NR	32.39	7.91	8.41
Putnam VT Focused International Equity Linked Benchmark†	32.39	8.51	10.33
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 183,696,883
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 1,044,416
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$183,696,883
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	37
Total Management Fee Paid	$1,044,416
Portfolio Turnover Rate	35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 12, 2025, the Fund added disclosure to its principal investment strategy indicating that it may invest from time to time in credit default swaps and/or credit default swap indexes to hedge against equity market risk.
Effective February 12, 2025, the following was added at the end of the sixth paragraph of the section titled “Risks” in the Fund’s Summary Prospectus and Prospectus:
“Investments in credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default.”
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Strategies [Text Block]	Effective February 12, 2025, the Fund added disclosure to its principal investment strategy indicating that it may invest from time to time in credit default swaps and/or credit default swap indexes to hedge against equity market risk.
Material Fund Change Risks Change [Text Block]	Effective February 12, 2025, the following was added at the end of the sixth paragraph of the section titled “Risks” in the Fund’s Summary Prospectus and Prospectus:“Investments in credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Focused International Equity Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Focused International Equity Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB1	$122	1.03%
[5],[6]
Expenses Paid, Amount	$ 122	[5]
Expense Ratio, Percent	1.03%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Focused International Equity Fund returned 36.44%. The Fund compares its performance to the  MSCI ACWI ex USA Index-NR and the Putnam VT Focused International Equity Linked Benchmark†, which both returned 32.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in SK Square, an investment holding company with SK Hynix as its largest holding
↑	Overweight position in AIB Group, a financial services company
↑	Out-of-benchmark position in Alphabet, a technology conglomerate

Top detractors from performance:
↓	Overweight position in Constellation Software, a provider of software and services
↓	Out-of-benchmark position in Liberty Global, a telecommunications company
↓	Overweight position in Universal Music Group, a music-based entertainment company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	36.44	9.13	9.38
MSCI ACWI ex USA Index-NR	32.39	7.91	8.41
Putnam VT Focused International Equity Linked Benchmark†	32.39	8.51	10.33
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 183,696,883
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 1,044,416
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$183,696,883
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	37
Total Management Fee Paid	$1,044,416
Portfolio Turnover Rate	35%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 12, 2025, the Fund added disclosure to its principal investment strategy indicating that it may invest from time to time in credit default swaps and/or credit default swap indexes to hedge against equity market risk.
Effective February 12, 2025, the following was added at the end of the sixth paragraph of the section titled “Risks” in the Fund’s Summary Prospectus and Prospectus:
“Investments in credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default.”
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Strategies [Text Block]	Effective February 12, 2025, the Fund added disclosure to its principal investment strategy indicating that it may invest from time to time in credit default swaps and/or credit default swap indexes to hedge against equity market risk.
Material Fund Change Risks Change [Text Block]	Effective February 12, 2025, the following was added at the end of the sixth paragraph of the section titled “Risks” in the Fund’s Summary Prospectus and Prospectus:“Investments in credit default swaps or credit default swap indexes are subject to special risks, including the risk that the investment may expire worthless and only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability) and the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default.”
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	The Putnam VT Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through April 29, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	The Putnam VT Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through April 29, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.